FI - Difference between fair value and unpaid principle balances (Details 10) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial instruments
Cash and Due from Banks	SFr 127	SFr 198
Interest-bearing deposits with banks	16	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,683	40,793
Loans	4,556	7,358
Other assets	5,447	8,947
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,330)	(14,133)
Short-term borrowings	(4,409)	(6,783)
Long-term debt	(40,071)	(57,919)
Other liabilities	(1,632)	(2,286)
Aggregate fair value
Loans
Non-interest-earning loans	554	733
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,683	40,793
Loans	4,556	7,358
Other assets	5,014	8,544
Due to banks and customer deposits	(316)	(458)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,330)	(14,133)
Short-term borrowings	(4,409)	(6,783)
Long-term debt	(40,071)	(57,919)
Other liabilities	(428)	(888)
Aggregate unpaid principal
Loans
Non-interest-earning loans	2,099	2,213
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,663	40,665
Loans	5,513	8,241
Other assets	7,063	10,937
Due to banks and customer deposits	(388)	(562)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,342)	(14,024)
Short-term borrowings	(4,445)	(6,892)
Long-term debt	(45,985)	(71,891)
Other liabilities	(573)	(1,043)
Difference
Loans
Non-interest-earning loans, Difference	(1,545)	(1,480)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	20	128
Loans	(957)	(883)
Other assets	(2,049)	(2,393)
Due to banks and customer deposits	72	104
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	12	(109)
Short-term borrowings	36	109
Long-term debt	5,914	13,972
Other liabilities	SFr 145	SFr 155